Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2017
Employee benefit expenses
Schedule of employee benefit expenses
	2017	2016	2015
Direct remuneration	146,766	126,570	112,072
Social charges	76,677	66,863	60,761
Benefits	54,842	40,322	30,043

	278,285	233,755	202,876